Discontinued Operation of Hjx and Call Center Business (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net revenues:
Direct sales	$ 31,658,751	$ 20,297,424	$ 15,866,782
Distribution sales	5,825,742	4,789,845	1,200,247
Cost of revenues:
Direct sales	(8,565,312)	(5,080,307)	(3,963,203)
Distribution sales	(1,910,990)	(1,550,081)	(596,823)
Gross profit	27,008,191	18,456,881	12,507,003
Operating expenses:
Other selling and marketing expenses	15,740,742	9,513,317	6,980,009
General and administrative expenses	(9,316,541)	(7,132,340)	(9,036,971)
Total operating expenses	(21,461,686)	(15,799,921)	(16,269,865)
(Loss) income from discontinued operations before income taxes	(1,061,087)	(990,235)	(3,921,926)
(Loss) income from discontinued operations	(1,061,087)	(990,235)	(3,921,926)
Call Center business [Member]
Net revenues:
Direct sales	916,954	3,347,273	3,075,654
Distribution sales	29,809	10,483	147,604
Total net revenues	946,763	3,357,756	3,223,258
Cost of revenues:
Direct sales	(424,383)	(1,568,626)	(1,281,287)
Distribution sales	(26,205)	(9,841)	(230,672)
Total cost of revenues	(450,588)	(1,578,467)	(1,511,959)
Gross profit	496,175	1,779,289	1,711,299
Operating expenses:
Other selling and marketing expenses	891,828	1,109,531	1,408,921
General and administrative expenses	(498,295)	(419,337)	(722,174)
Total operating expenses	(1,390,123)	(1,528,868)	(2,131,095)
(Loss) income from discontinued operations	(893,948)	250,421	(419,796)
Other income (expenses), net	(311,543)
(Loss) income from discontinued operations before income taxes	(1,205,491)	250,421	(419,796)
Income tax benefit (expense)	90,641	(3,672)	(27,624)
(Loss) income from discontinued operations	$ (1,114,850)	$ 246,749	$ (447,420)